Income Tax - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Pretax loss	$ 1,593,139	$ 1,971,417
Federal tax rate	21.00%	21.00%
Income tax computed at the ordinary tax rate	$ 334,559	$ 413,998
Non-deductible expenses	(63,565)	(2,278)
Stock-based compensation	(109,772)	(93,970)
Tax in respect of differences in corporate tax rates	13,480	26,688
Losses and timing differences in respect of which no deferred taxes were generated	(174,702)	(344,438)
Total Income tax expense